PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Prepayment to service providers	$ 6,821,978	$ 9,561,090
Employee advances	224,116	332,923
Other deposits	1,344,705	1,134,027
Interest receivables	8,425,322	5,063,320
VAT recoverable	3,881,988	2,174,745
Other current assets	4,197,446	803,799
Total prepaid expenses and other current assets	$ 24,895,555	$ 19,069,904